Provisions and Contingencies - Additional Information (Detail) ₱ in Thousands								12 Months Ended
	Feb. 16, 2024 USD ($)	Feb. 14, 2024 Worker	Oct. 06, 2022 PHP (₱) Tranche	Jul. 03, 2017 Worker	May 30, 2016 Tranche	May 21, 2015 PHP (₱)	Jul. 23, 2014 PHP (₱)	Dec. 31, 2023 PHP (₱)
Disclosure Of Contingent Liabilities [Line Items]
Contracted services outstanding balance payment			₱ 430,000
Reduction of outstanding balance payable			₱ 280,000
Number of tranches | Tranche			3		3
Settlement amount	$ 3,000,000					₱ 200,000
Digitel Mobile Philippines, Inc. [Member] | City Of Trece Martires
Disclosure Of Contingent Liabilities [Line Items]
Provision of ordinance imposing fee								₱ 150
A Ce S Philippine
Disclosure Of Contingent Liabilities [Line Items]
Deficiency basic withholding tax							₱ 87,000
Payments for compromise settlement								27,000
Eastern telecommunications philippines inc [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims								2,900,000
DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Number of workers order | Worker		7,344		7,344
Monetary liability								51,800
PLDT [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims								₱ 2,800,000
Tranche One [Member]
Disclosure Of Contingent Liabilities [Line Items]
Reduction of outstanding balance payable			₱ 84,000
Tranche Two [Member]
Disclosure Of Contingent Liabilities [Line Items]
Reduction of outstanding balance payable			₱ 196,000